Destiny Tech100 Inc.
Schedule of Investments
As of September 30, 2024 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Private Investments, at fair value 100.56%
	Agreement for Future Delivery of Common Shares 3.20%
	Financial Technology 3.20%
1,540	Plaid, Inc. (a)(b)(c)(d)	02/15/22	$1,110,340	$308,000
49,075	Stripe, Inc. (a)(b)(d)(e)	01/10/22	3,478,813	1,543,409
	Total Agreement for Future Delivery of Common Shares		4,589,153	1,851,409

	Common Stocks 73.87%
	Aviation/Aerospace 39.58%
63,846	Relativity Space, LLC (a)(b)(d)(f)	12/28/21	1,659,996	1,447,389
9,100	Space Exploration Technologies Corp. (a)(b)(d)(g)	06/09/22	618,618	1,031,394
135,135	Space Exploration Technologies Corp. (a)(b)(d)(g)	06/27/22	10,009,990	15,316,201
47,143	Space Exploration Technologies Corp. (a)(b)(d)(g)	06/08/22	3,419,945	5,108,887
			15,708,549	22,903,871
	Education Services 2.75%
106,136	ClassDojo, Inc. (a)(b)(d)	11/19/21	3,000,018	1,592,040

	Enterprise Software 4.87%
88,885	Automation Anywhere, Inc. (a)(b)(d)	12/30/21	2,609,219	484,423
110,234	SuperHuman Labs, Inc. (a)(b)(d)	06/25/21	2,999,996	2,331,449
			5,609,215	2,815,872
	Financial Technology 19.29%
90,952	CElegans Labs, Inc. (a)(b)(d)	11/23/21	2,999,977	1,251,500
3,077	Klarna Bank AB (a)(b)(d)	03/16/22	4,657,660	1,150,152
55,555	Public Holdings, Inc. (a)(b)(d)	07/22/21	999,990	277,775
8,200	Revolut Group Holdings Ltd. (a)(b)(d)	12/08/21	5,275,185	7,096,444
117,941	Brex, Inc. (a)(b)(d)(f)	03/02/22	4,130,298	1,383,448
			18,063,110	11,159,319
	Gaming/Entertainment 3.68%
4,946	Epic Games, Inc. (a)(b)(d)(f)	12/31/21	6,998,590	2,126,780

	Mobile Commerce 3.12%
44,181	Maplebear, Inc. (a)	09/27/23	6,419,399	1,799,933

	Social Media 0.46%
1,069	Discord, Inc. (a)(b)(d)	03/01/22	724,942	266,448

	Supply Chain/Logistics 0.13%
26,000	Flexport, Inc. (a)(b)(d)	03/29/22	520,000	72,800
	Total Common Stocks		57,043,823	42,737,063

	Convertible Notes 4.09%
	Aviation/Aerospace 4.09%
$2,000,000	Boom Technology, Inc., 5.00% 01/09/2027 (b)(d)	02/18/22	2,000,000	2,365,000
	Total Convertible Notes		2,000,000	2,365,000

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)

Shares/ Principal Amount	Security	Acquisition Date	Cost	Fair Value
	Preferred Stocks 10.89%
	Aviation/Aerospace 5.94%
8,879	Axiom Holdings, Inc. Series C Preferred Stock (a)(b)(d)	01/18/23	$1,499,929	$1,004,570
21,517	Axiom Holdings, Inc. Series C-1 Preferred Stock (a)(b)(d)	12/22/21	3,179,754	2,434,433
			4,679,683	3,439,003

	Financial Technology 3.63%
60,250	Chime Financial Inc. - Series A Preferred Stock (a)(b)(d)	12/30/21	5,150,748	1,518,300
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(d)	04/05/22	749,997	585,493
			5,900,745	2,103,793
	Food Products 0.76%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(d)	06/17/22	1,272,986	169,000
82,781	Impossible Foods, Inc. - Series H Preferred Stock (a)(b)(d)(f)	11/04/21	2,098,940	269,040
			3,371,926	438,040

	Social Media 0.56%
1,311	Discord, Inc. - Series G Preferred Stock (a)(b)(d)	03/01/22	889,055	326,767
	Total Preferred Stocks		14,841,409	6,307,603

	Profit Participation Units 5.09%
	Artificial Intelligence 5.09%
11,236	OpenAI Inc. (a)(b)(d)(f)	12/18/23	2,010,008	2,943,832
	Total Profit Participation Units		2,010,008	2,943,832

	Short-Term Investments 3.41%
	Money Market 3.41%
1,972,377	First American Treasury Obligations, Class X, 4.79% (h)	05/08/23	1,972,377	1,972,377
	Total Short-Term Investments		1,972,377	1,972,377

	Total Investments, at fair value — 100.56% (Cost $82,456,770)			$58,177,284
	Other Assets Less Liabilities ( 0.56%)			(324,285)
	Net Assets - 100.00%			$57,852,999

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of September 30, 2024 (Unaudited)
			Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 85.83%
	Common Stocks		$47,110,978	$34,490,467
	Convertible Notes		2,000,000	2,365,000
	Preferred Stocks		14,841,409	6,307,603
	Agreement for Future Delivery of Common Shares		4,589,153	1,851,409
	Profit Participation Units		2,010,008	2,943,832
	Money Market		1,972,377	1,972,377
	Total United States		$72,523,925	$49,930,688

	United Kingdom 14.17%
	Common Stocks		9,932,845	8,246,596
	Total United Kingdom		$9,932,845	$8,246,596

(a) Non-income producing security.
(b) Restricted investments as to resale.
(c) Investment is a Special Purpose Vehicles (“SPVs”) that holds multiple forward agreements that represent common shares of Plaid, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. Theaggregate total of the forward contracts for each SPV represents less than 5% of Fund’s net assets.

(d) Level 3 securities fair valued using significant unobservable inputs.
(e) Investment is a SPV that holds multiple forward agreements that represent common shares of Stripe, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts represents less than 5% of the Fund’s net assets.

(f) These securities have been purchased through SPVs in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.

(g)These securities have been purchased through SPVs in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage. The SPVs have either directly invested in SpaceX or indirectly invested in SpaceX through a SPV.

(h) Rate disclosed is the seven-day effective yield as of September 30, 2024.

LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

(1)     Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of September 30, 2024, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on September 30, 2024 is as follows:
Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Automation Anywhere, Inc.	12/30/2021	$ 2,609,219	$ 484,423	0.84%
Axiom Space, Inc. Series C Preferred Stock	01/18/2023	1,499,929	1,004,570	1.74
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	2,434,433	4.20
Boom Technology, Inc.	02/18/2022	2,000,000	2,365,000	4.09
Brex, Inc.	03/02/2022	4,130,298	1,383,448	2.39
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	2.15
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	1,518,300	2.62
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	2.75
Discord, Inc.	03/01/2022	724,942	266,448	0.46
Discord, Inc. - Series G Preferred Stock	03/01/2022	889,055	326,767	0.56
Epic Games, Inc.	12/31/2021	6,998,590	2,126,780	3.68
Flexport, Inc.	03/29/2022	520,000	72,800	0.13
Impossible Foods, Inc. - Series A Preferred Stock	06/17/2022	1,272,986	169,000	0.28
Impossible Foods, Inc. - Series H Preferred Stock	11/04/2021	2,098,940	269,040	0.46
Jeeves, Inc. - Series C Preferred Stock	04/05/2022	749,997	585,493	1.01
Klarna Bank AB	03/16/2022	4,657,660	1,150,152	1.99
OpenAI Inc.	12/18/2023	2,010,008	2,943,832	5.09
Plaid, Inc.	02/15/2022	1,110,340	308,000	0.53
Public Holdings, Inc.	07/22/2021	999,990	277,775	0.48
Relativity Space, LLC	12/28/2021	1,659,996	1,447,389	2.50
Revolut Group Holdings Ltd.	12/08/2021	5,275,185	7,096,444	12.27
Space Exploration Technologies Corp.	06/27/2022	10,009,990	15,316,201	26.47
Space Exploration Technologies Corp.	06/08/2022	3,419,945	5,108,887	8.83
Space Exploration Technologies Corp.	06/09/2022	618,618	1,031,394	1.78
Stripe, Inc.	01/10/2022	3,478,813	1,543,409	2.67
Superhuman Labs, Inc.	06/25/2021	2,999,996	2,331,449	4.03
Total Investments		$ 76,064,994	$ 54,404,974	94.00%